Other expenses	12 Months Ended
Dec. 31, 2021
Other Expenses [Abstract]
Other expenses
24	Other expenses

	Year ended December 31
	2019	2020	2021
	RMB	RMB	RMB
Advertising and promotion expenses	45,789,035	30,471,983	29,171,942
Litigation fees	25,305,057	24,764,412	12,019,673
Entertainment and travelling expenses	10,905,234	7,010,704	10,793,089
Office and commute expenses	21,835,262	9,120,261	10,711,801
Consulting fees	16,762,953	14,486,656	9,330,732
Attorney fees	23,748,333	8,503,270	6,678,111
Communication expenses	2,874,165	2,495,071	3,861,529
Depreciation and amortization	10,917,300	6,047,226	3,821,788
Directors and officers liability insurance	6,433,824	4,232,722	3,545,117
Research and development expenses	2,430,338	9,960,607	1,602,095
Others	15,677,035	6,949,270	8,964,511

Total	182,678,536	124,042,182	100,500,388